THIS DOCUMENT IS A COPY OF THE DECEMBR 31, 1998 FORM 13F FILED
ON FEBRUARY 5, 1999

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 1998__ Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name: Jemmco Investment Management LLC____________
Address: 111 Broadway, 7th Floor______________
________New York, N.Y. 10006__________________________________
__________________________________________
Form 13F File Number: 28-7696______
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: __David Muschel_____
Title: __Manager______________
Phone: __(212)433-7624________
Signature, Place, and Date of Signing:
David Muschel, New York, N.Y. July 20, 1999_____ __________
[Signature] [City, State] [Date]





Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name
28-____________ _______________________________
[Repeat as necessary.]

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Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: ____0_________
Form 13F Information Table Entry Total: __646_______
Form 13F Information Table Value Total: $__167,855______
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No. Form 13F File Number Name
____ 28-_______NONE_________________
[Repeat as necessary.]
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
	FORM 13F INFORMATION TABLE

                         					                           INVSTMT VOTING
NAME OF ISSUER TITLE OF CLASS	CUSIP	      VALUE	  SHR    DSCRETN AUTHORITY
                                          (X$1000)
AMER BANKERS INS GROUP INC   	24456105   	68     	1400  	SOLE	   SOLE
ASTRA AB SPONS ADR            46298105    157     7600   SOLE   	SOLE
MCKESSON CORPORATION  (NEW)  	581557105  	150    	1900  	SOLE   	SOLE